Commitments and Contingencies, Textuals (Details) $ in Billions	12 Months Ended
Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Insurance maximum amount	$ 1
Policy year closing period	3 years